Annual Total Returns - Fidelity Asset Manager 50% [BarChart] - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 50% - Fidelity Advisor Asset Manager 50%: Class A	Nov. 29, 2021
Bar Chart Table:
Annual Return 2011	(1.02%)
Annual Return 2012	11.05%
Annual Return 2013	13.58%
Annual Return 2014	5.18%
Annual Return 2015	(0.75%)
Annual Return 2016	6.07%
Annual Return 2017	13.76%
Annual Return 2018	(5.69%)
Annual Return 2019	17.91%
Annual Return 2020	14.36%